Related parties - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Statements [Line Items]
Strategic bonus payable		$ 152,000	$ 0
Strategic bonus accrual		109,000	12,000
KMP Growth Fund II (Cayman), LP (“KMP Growth Fund II”) (c)
Statements [Line Items]
Disposals, investment property	$ 5,200,000
Gains on disposals of investments	$ 800,000
Lavoro Agro Limited
Statements [Line Items]
Consideration payable on acquisition		$ 8,200,000
PBPE Fund III (Ontario) L.P | Carried interest allocation
Statements [Line Items]
Percentage of performance fee receivable from related party		35.00%
Officers’ fund
Statements [Line Items]
Mandatorily redeemable period for benefits (in years)		2 years
Purchase of quotas		$ 300,000	1,700,000
Officers’ fund | Top of range
Statements [Line Items]
Grant benefit to employees vesting period (in years)		4 years
Officers’ fund | Bottom of range
Statements [Line Items]
Grant benefit to employees vesting period (in years)		2 years
Personnel Expenses
Statements [Line Items]
Directors and officers bonus		$ 8,100,000	$ 7,400,000